Goodwill and Other Intangible Assets - Summary of Reconciliation of Change in Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 10, 2014
Balance as of January 1, 2014
Goodwill			$ 336,872	$ 336,872	$ 224,303
Acquisition of businesses				56,209	157,864
Effect of deconsolidation of subsidiary					(45,295)
Purchase accounting adjustments				706
Foreign currency translation				(3,132)
Goodwill	$ 390,655			390,655	336,872
Goodwill	$ 390,655			$ 390,655	336,872
Fox
Balance as of January 1, 2014
Non-controlling interest percent	41.00%			41.00%		41.00%
Corporate
Balance as of January 1, 2014
Goodwill			8,649	$ 8,649	8,649
Acquisition of businesses				0	0
Effect of deconsolidation of subsidiary					0
Impairment losses				0
Purchase accounting adjustments				0
Foreign currency translation				0
Goodwill	$ 8,649			8,649	8,649
Ergobaby
Balance as of January 1, 2014
Goodwill			41,664	41,664	41,664
Acquisition of businesses					0
Effect of deconsolidation of subsidiary					0
Goodwill	41,664			41,664	41,664
Fox
Balance as of January 1, 2014
Goodwill			0	0	31,924
Acquisition of businesses					13,371
Effect of deconsolidation of subsidiary					(45,295)
Goodwill	0			0	0
Liberty
Balance as of January 1, 2014
Goodwill			32,828	32,828	32,684
Acquisition of businesses					144
Goodwill	32,828			32,828	32,828
Manitoba Harvest
Balance as of January 1, 2014
Goodwill			0	0	0
Acquisition of businesses				55,805
Foreign currency translation				(3,132)
Goodwill	52,673			52,673	0
ACI
Balance as of January 1, 2014
Goodwill			57,615	57,615	57,615
Acquisition of businesses				404
Goodwill	58,019			58,019	57,615
Arnold
Balance as of January 1, 2014
Goodwill			51,767	51,767	51,767
Goodwill	51,767			51,767	51,767
Clean Earth Holdings
Balance as of January 1, 2014
Goodwill			110,633	110,633	0
Acquisition of businesses					110,633
Purchase accounting adjustments			1,100	706
Goodwill	111,339			111,339	110,633
Sterno Candle Lamp
Balance as of January 1, 2014
Goodwill			$ 33,716	33,716	0
Acquisition of businesses					33,716
Goodwill	33,716			33,716	$ 33,716
Tridien
Balance as of January 1, 2014
Impairment losses				0
PMAG
Balance as of January 1, 2014
Goodwill	40,400			40,400
FlexMag
Balance as of January 1, 2014
Goodwill	4,800			4,800
Precision Thin Metals
Balance as of January 1, 2014
Goodwill	6,500			$ 6,500
Manitoba Harvest
Balance as of January 1, 2014
Acquisition of businesses		$ 37,900
Hemp Oil Canada, Inc.
Balance as of January 1, 2014
Acquisition of businesses	$ 17,900